Forward Purchase Agreements	12 Months Ended
Dec. 31, 2024
Forward Purchase Agreements [Abstract]
Forward Purchase Agreements

Note 6. Forward Purchase Agreements

In October 2022, LMF, entered into Forward Purchase Agreements (“FPAs”) with (i) Vellar Opportunity Fund SPV LLC – Series 4 and (ii) HB Strategies LLC (collectively the “FPA Sellers”), whereby, prior to the Business Combination, the FPA Sellers purchased 1,151,400 LMF Class A Shares from redeeming holders (the “Recycled Shares”), and an additional 200,000 LMF Class A Shares constituting share consideration, each at an average price per share of $10.37. Pursuant to the FPAs, the FPA Sellers waived their redemption rights under the governing documents of LMF Merger Sub, Inc. in connection with the Business Combination.

At the Closing, LMF paid to Vellar, out of funds held in the LMF trust account, aggregate amounts of approximately $14.4 million, an amount equal to 1,173,400 LMF Class A Shares (“Recycled Shares”), multiplied by $10.37, the redemption price, approximately $2.1 million for the purpose of repayment of the FPA Sellers having purchased 200,000 shares from third parties in the open market, and reimbursement of legal expenses and a commission fee in the amount of approximately $0.2 million.

The FPA Sellers could, at their discretion, sell Recycled Shares (“Terminated Shares”). The Company was entitled to proceeds from such sales of Terminated Shares equal to the number of Terminated Shares multiplied by the reset price (the “Reset Price”). The Reset Price was initially the per-share redemption price, but was adjusted on a monthly basis to the lower of (a) the then-current Reset Price, (b) $10.00 and (c) the volume weighted-average price (“VWAP”) of the last ten trading days of the prior calendar month, but not lower than $5.00; provided, however, that if the Company offered and sold Class A common stock, or then outstanding or future issued securities were exercised or converted, at a price lower than then then-current Reset Price, then the Reset Price would be modified to equal such reduced price.

In the event that the VWAP Price was less than $3.00 per share for 20 trading days during any 30 trading-day-period, then the FPA Sellers could accelerate the maturity date (“Maturity Date”), which otherwise would have been the third anniversary of the Closing. Upon the occurrence of the Maturity Date, the Company was obligated to pay to the FPA Sellers an amount equal to the number of unsold Recycled Shares, multiplied by $2.50 (the “Maturity Consideration”).

The Maturity Consideration was payable by the Company in cash, or at the Company’s option, as equity, issued in Class A common stock, with a per share issue price based on the average daily VWAP Price over 30 scheduled trading days. FPA Sellers would then deliver to the Company the number of unsold Recycled Shares.

During the year ended December 31, 2022, 3,995 Recycled Shares were sold by FPA Sellers. There were 1,147,405 Recycled Shares remaining at December 31, 2022.

During the year ended December 31, 2023, an additional 374,005 Recycled Shares were sold by FPA Sellers. The Company received approximately $1.9 million for the shares sold and recognized a gain of approximately $1.3 million on the sale. Losses on remeasurement of approximately $1.7 million were recorded in change in fair value of forward option-prepaid forward contracts on the consolidated statements of operations for the year ended December 31, 2023.

In accordance with ASC 815, Derivatives and Hedging, the Company had determined that the forward option within the Forward Purchase Agreement, coupled with certain settlement features were embedded features that required bifurcation and recognition as a liability. The liability was remeasured at each reporting date until the liability was extinguished in 2023. The Company recognized a loss of $2.3 million during the year ended December 31, 2023, from the remeasurement of the liability.

In March 2023, the price of the Company stock was below $3.00 for more than 20 trading days and the FPA Sellers at their discretion had the ability to specify the maturity dates for the FPAs. During the year ended December 31, 2023, the FPA Sellers specified the maturity dates and the FPAs matured and were settled by transferring (i) 1,096,972 shares and (ii) all remaining 773,400 unsold Recycled Shares to the FPA Sellers. Upon the final settlement of the FPA, the Company recognized a gain of approximately $1.0 million as the ultimate amount to settle the repurchase of the Company’s shares of common stock underlying the FPAs was reduced by the counterparties to the agreements. Approximately $11.5 million was reclassed to equity as a result of the settlement of the forward purchase agreements during the year ended December 31, 2023.